United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/20

Date of Reporting Period: Six months ended 03/31/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2020
Share Class | Ticker	A | FMUUX	Institutional | FMUSX	R6 | FMULX

Federated Municipal Ultrashort Fund
Fund Established 2000

A Portfolio of Federated Fixed Income Securities, Inc.
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Municipal Ultrashort Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2019 through March 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At March 31, 2020, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation—Local	18.8%
Electric and Gas	10.3%
Industrial Development Bond/Pollution Control Revenue	10.0%
Hospital	9.6%
Prepaid Gas Utility	8.0%
Other Transportation	7.5%
Toll Road	5.8%
Water & Sewer	4.9%
Higher Education	4.4%
Public Power	3.5%
Other[2]	17.5%
Other Assets and Liabilities—Net[3]	(0.3)%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 82.8% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2020 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—89.3%
		Alabama—2.9%
$1,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2020	$1,504,485
1,250,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2021	1,274,738
1,425,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2022	1,474,376
1,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2023	1,569,720
22,500,000	[1]	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 3 (Series 2018B-1) FRNs, (Goldman Sachs Group, Inc. GTD), 1.959% (1-month USLIBOR x 0.67 +0.900%), Mandatory Tender 12/1/2023	22,422,150
2,000,000		Lower Alabama Gas District, Gas Project Revenue Bonds Project No. 2 (Series 2020A) TOBs, (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 12/1/2025	2,080,240
3,650,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	3,577,401
30,000,000	[1]	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018B) FRNs, (Morgan Stanley GTD), 1.910% (1-month USLIBOR x 0.67 +0.850%), Mandatory Tender 6/1/2024	29,753,100
		TOTAL	63,656,210
		Alaska—1.1%
24,175,000		Alaska Industrial Development and Export Authority (Yukon-Kuskokwim Health Corp.), Loan Anticipation Revenue Notes (Series 2017), 3.500%, 12/1/2020	24,204,977
		Arizona—0.8%
7,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017A) TOBs, 1.800%, Mandatory Tender 5/21/2020	7,002,450
1,100,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017B) TOBs, 1.600%, Mandatory Tender 5/21/2020	1,100,396
5,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), 4.000%, 10/1/2023	4,847,600
4,000,000	[2]	Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.800%, Mandatory Tender 6/1/2021	4,033,800
		TOTAL	16,984,246
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—4.8%
$9,350,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Index Rate Bonds Series 2017D) FRNs, 1.887% (3-month USLIBOR x 0.70 +0.550%), Mandatory Tender 4/1/2021	$9,347,382
10,000,000	[1]	California Infrastructure & Economic Development Bank (California Academy of Sciences), Revenue Bonds (Series 2018B) FRNs, 1.043% (1-month USLIBOR x 0.70 +0.380%), Mandatory Tender 8/1/2021	10,007,700
15,000,000	[1]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Variable Rate Refunding Revenue Bonds (Series 2011A-1) FRNs, 1.310% (1-month USLIBOR x 0.70 +0.200%), Mandatory Tender 4/1/2021	14,929,650
50,000,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Revenue Refunding Bonds (Series 2017B) FRNs, 1.321% (1-month USLIBOR x 0.70 +0.650%), Mandatory Tender 2/1/2021	50,071,500
7,500,000		California PCFA (Republic Services, Inc.), (Series A-1) TOBs, 1.170%, Mandatory Tender 4/15/2020	7,499,475
7,500,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D) FRNs, 5.000% (SIFMA 7-day +0.290%), Mandatory Tender 12/1/2020	7,464,300
7,250,000		Southern California Public Power Authority (Power Projects) (Southern California Public Power Authority—Magnolia Power Project A), Refunding Revenue Bonds (Series 2017-1) TOBs, 2.000%, Mandatory Tender 7/1/2020	7,255,437
		TOTAL	106,575,444
		Colorado—1.6%
5,825,000	[1]	Colorado School of Mines Board of Trustees (Colorado School of Mines, CO), Institutional Enterprise Revenue Refunding Bonds (Series 2018A) FRNs, 1.559% (1-month USLIBOR x 0.67 +0.500%), 2/1/2023	5,742,401
14,375,000		Denver, CO City & County Department of Aviation, Airport System Revenue Refunding Bonds (Series 2019D) TOBs, 5.000%, Mandatory Tender 11/15/2022	15,517,525
6,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2017B) FRNs, 1.670% (1-month USLIBOR x 0.67 +1.050%), Mandatory Tender 9/1/2021	6,029,280
8,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2019A) FRNs, 1.040% (1-month USLIBOR x 0.67 +0.420%), Mandatory Tender 9/1/2021	7,988,880
		TOTAL	35,278,086
		Connecticut—0.8%
5,000,000		Connecticut State Health & Educational Facilities (Yale-New Haven Hospital), Revenue Bonds (Series 2019B) TOBs, 1.800%, Mandatory Tender 7/1/2024	5,005,800
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 5.460% (SIFMA 7-day +0.750%), 3/1/2021	3,997,960
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 5.560% (SIFMA 7-day +0.850%), 3/1/2022	$3,038,671
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 5.610% (SIFMA 7-day +0.900%), 3/1/2023	1,478,865
4,160,000		Griswold, CT BANs, 2.000%, 10/20/2020	4,166,365
		TOTAL	17,687,661
		Florida—3.7%
775,000		Escambia County, FL (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	759,585
62,000,000		Florida Development Finance Corp. (Virgin Trains USA Passenger Rail) TOBs, (United States Treasury GTD), 0.620%, Mandatory Tender 6/18/2020	61,959,700
3,500,000		Miami-Dade County, FL IDA (Waste Management, Inc.), (Series 2011) TOBs, 1.600%, Mandatory Tender 11/2/2020	3,490,690
5,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A) TOBs, 3.000%, Mandatory Tender 10/1/2020	5,024,850
10,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A) TOBs, 5.000%, Mandatory Tender 10/1/2020	10,148,200
		TOTAL	81,383,025
		Georgia—2.7%
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2020	1,023,690
1,125,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2021	1,191,352
4,100,000		Bartow County, GA Development Authority (Georgia Power Co.), Bowen Project Pollution Control Revenue Bonds (First Series 1997) TOBs, 2.050%, Mandatory Tender 11/19/2021	4,088,889
10,000,000		Bartow County, GA Development Authority (Georgia Power Co.), Bowen Project Pollution Control Revenue Bonds (First Series 2013) TOBs, 1.550%, Mandatory Tender 8/19/2022	9,730,600
6,700,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994) TOBs, 2.150%, Mandatory Tender 6/13/2024	6,512,869
10,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 2012) TOBs, 1.550%, Mandatory Tender 8/19/2022	9,730,600
22,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 1.809% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	21,898,580
3,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2019B) TOBs, (Toronto Dominion Bank GTD), 4.000%, Mandatory Tender 12/2/2024	3,201,060
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Georgia—continued
$2,500,000	Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), Scherer Project Pollution Control Revenue Bonds (First Series 2009) TOBs, 2.050%, Mandatory Tender 11/19/2021	$2,493,225
	TOTAL	59,870,865
	Illinois—2.9%
4,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2020	4,079,160
4,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2021	4,213,960
1,375,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2020	1,374,450
1,705,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2021	1,699,408
19,000,000	Illinois State Solid Waste Development Authority (Waste Management, Inc.), (Series 2019) TOBs, 1.600%, Mandatory Tender 11/2/2020	18,949,460
10,000,000	Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2020	10,078,900
5,000,000	Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2021	5,105,700
8,000,000	Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2022	8,230,800
5,000,000	Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2024	5,237,150
2,000,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2021	2,040,160
3,000,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2022	3,087,840
	TOTAL	64,096,988
	Indiana—1.5%
10,000,000	Bartholomew Consolidated School Corp., IN TANs, 4.000%, 12/31/2020	10,180,400
6,000,000	Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, 2.000%, Mandatory Tender 2/1/2023	6,046,860
5,950,000	Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-3) TOBs, 1.350%, Mandatory Tender 8/4/2020	5,941,492
1,520,000	Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-5) TOBs, 1.350%, Mandatory Tender 8/4/2020	1,517,826
4,500,000	Indianapolis, IN Local Public Improvement Bond Bank, Fieldhouse Project Revenue Notes (Series 2019B), 1.450%, 6/1/2021	4,500,000
2,000,000	Rockport, IN PCR (American Electric Power Co., Inc.), Pollution Control Revenue Refunding Bonds (Series 1995A) TOBs, 1.350%, Mandatory Tender 9/1/2022	1,996,760
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$2,250,000		Rockport, IN PCR (American Electric Power Co., Inc.), Pollution Control Revenue Refunding Bonds (Series 1995B) TOBs, 1.350%, Mandatory Tender 9/1/2022	$2,246,355
		TOTAL	32,429,693
		Iowa—0.2%
4,000,000	[1]	Iowa Finance Authority, Single Family Mortgage Bonds (Series 2018B) FRNs, 5.010% (SIFMA 7-day +0.300%), Mandatory Tender 5/3/2021	3,995,400
		Kansas—0.1%
3,000,000		Holton, KS (Holton Community Hospital), Hospital Loan Anticipation Revenue Bonds (Series 2019), 2.500%, 7/1/2021	3,001,770
		Kentucky—2.6%
3,500,000		Kentucky Housing Corp. (BTT Development III Portfolio), Multifamily Rental Housing Revenue Bonds (Series 2019) TOBs, (United States Treasury GTD), 1.400%, Mandatory Tender 6/1/2022	3,492,020
12,500,000		Kentucky State Rural Water Finance Corp., Public Project Construction Notes (Series E-2019-1), 1.450%, 6/1/2021	12,511,500
9,600,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Revenue Refunding Bonds Series 2013A (Remarketing 4/1/19) TOBs, 1.850%, Mandatory Tender 4/1/2021	9,620,832
13,000,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2020B) TOBs, 5.000%, Mandatory Tender 10/1/2023	14,119,950
8,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	8,007,280
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2019A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2025	5,206,800
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2020A) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 6/1/2026	4,994,700
		TOTAL	57,953,082
		Louisiana—0.2%
6,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-1) TOBs, 2.000%, Mandatory Tender 4/1/2023	5,364,120
		Maryland—0.3%
6,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (Ingleside at King Farm), Paydown Securities TEMPS-45 (Series 2017C-3), 2.500%, 11/1/2024	6,000,000
		Massachusetts—2.1%
3,500,000		Massachusetts Department of Transportation, Subordinated Metropolitan Highway System Revenue Refunding Bonds (Series 2019A) TOBs, 5.000%, Mandatory Tender 1/1/2023	3,837,260
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$11,000,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Index Floating Rate Bonds (Series 2017S) FRNs, 5.130% (SIFMA 7-day +0.420%), Mandatory Tender 1/27/2022	$10,893,630
12,000,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Index Floating Rate Bonds (Series 2017S) FRNs, 5.210% (SIFMA 7-day +0.500%), Mandatory Tender 1/26/2023	11,862,000
5,700,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2017 S-4) TOBs, 5.000%, Mandatory Tender 1/25/2024	6,418,314
6,250,000		Massachusetts HEFA (University of Massachusetts), Revenue Bonds (Series A) TOBs, 1.850%, Mandatory Tender 4/1/2022	6,317,500
4,000,000	[1]	Massachusetts State HFA (Massachusetts State HFA SFH Revenue), Single Family Housing Revenue Bonds (Series 196) FRNs, 1.457% (1-month USLIBOR x 0.70 +0.350%), Mandatory Tender 6/1/2021	4,000,280
2,225,000		Massachusetts State HFA (Massachusetts State HFA SFH Revenue), Single Family Housing Revenue Bonds (Series 212) TOBs, 1.450%, Mandatory Tender 12/1/2022	2,214,164
		TOTAL	45,543,148
		Michigan—1.9%
10,000,000		Michigan State Hospital Finance Authority (Ascension Health Alliance Senior Credit Group), Refunding and Project Revenue Bonds (Series 2010F-2) TOBs, 1.900%, Mandatory Tender 4/1/2021	9,983,300
13,030,000	[1]	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015D-1) FRNs, 1.029% (1-month USLIBOR x 0.68 +0.400%), Mandatory Tender 10/15/2021	12,841,065
11,835,000	[1]	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (Series 2016E) FRNs, 2.337% (3-month USLIBOR x 0.70 +1.000%), Mandatory Tender 10/1/2021	11,899,146
6,225,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2019C) TOBs, 4.000%, Mandatory Tender 4/1/2024	6,739,745
		TOTAL	41,463,256
		Minnesota—0.5%
5,000,000		Brooklyn Center, MN (Sonder House Apartments), Mulitfamily Housing Revenue Refunding Bonds (Series 2019) TOBs, 1.350%, Mandatory Tender 7/1/2022	4,994,400
7,000,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 5.140% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	7,002,100
		TOTAL	11,996,500
		Mississippi—0.5%
3,400,000		Mississippi Business Finance Corp. (Coast Electric Power Association), (Series 2007C) TOBs, (National Rural Utilities Cooperative Finance Corp. GTD), 1.350%, Mandatory Tender 5/1/2020	3,400,102
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Mississippi—continued
$7,750,000		Mississippi Business Finance Corp. (Mississippi Power Co.), Revenue Bonds (First Series 2010) TOBs, 2.750%, Mandatory Tender 12/9/2021	$7,821,688
		TOTAL	11,221,790
		Missouri—1.1%
10,000,000		Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.), Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.600%, 12/1/2022	10,007,200
15,000,000		Missouri State Public Utilities Commission, Interim Construction Notes (Series 2019), 1.500%, 3/1/2021	15,009,150
		TOTAL	25,016,350
		Montana—0.7%
12,630,000	[1]	Montana Facility Finance Authority (Billings Clinic Obligated Group), Variable Rate Revenue Bonds (Series 2018C) FRNs, 5.260% (SIFMA 7-day +0.550%), Mandatory Tender 8/15/2023	12,609,918
3,200,000	[1]	Montana State University (The Board of Regents of), Facilities Refunding Revenue Bonds (Series 2018F) FRNs, 5.160% (SIFMA 7-day +0.450%), Mandatory Tender 9/1/2023	3,198,912
		TOTAL	15,808,830
		Multi State—1.3%
4,675,000	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class D) FRNs, (Cooperatieve Rabobank UA LOC), 5.960% (SIFMA 7-day +1.250%), 12/31/2021	4,675,000
23,054,968	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2018 Class C) FRNs, (Cooperatieve Rabobank UA LOC), 5.510% (SIFMA 7-day +0.800%), 11/30/2021	23,054,968
		TOTAL	27,729,968
		Nevada—2.0%
27,000,000		Clark County, NV Airport System, Airport System Junior Subordinate Lien Revenue Notes (Series 2017C), 5.000%, 7/1/2021	27,971,730
2,000,000		Clark County, NV Airport System, Airport System Subordinate Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 7/1/2025	2,300,820
7,000,000		Humboldt County, NV (Idaho Power Co.), PCR Refunding Bonds (Series 2003), 1.450%, 12/1/2024	6,924,400
7,990,000		New York City Housing Development Corp., Sustainable Development Bonds (Series 2016C-2) TOBs, 0.850%, Mandatory Tender 4/29/2021	7,943,019
		TOTAL	45,139,969
		New Hampshire—2.6%
24,000,000		National Finance Authority, NH (Emerald Renewable Diesel LLC), (Series 2019) TOBs, (United States Treasury GTD), 2.000%, Mandatory Tender 8/31/2020	24,018,720
10,000,000	[1]	National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2018A) FRNs, 5.460% (SIFMA 7-day +0.750%), Mandatory Tender 10/1/2021	9,996,500
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Hampshire—continued
$1,500,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-1) TOBs, 2.150%, Mandatory Tender 7/1/2024	$1,446,570
4,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-3) TOBs, 2.150%, Mandatory Tender 7/1/2024	3,857,520
2,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-4) TOBs, 2.150%, Mandatory Tender 7/1/2024	1,928,760
15,000,000		Yonkers, NY RANs, 2.000%, 6/29/2020	15,028,350
		TOTAL	56,276,420
		New Jersey—8.1%
10,174,759		Asbury Park, NJ BANs, 1.500%, 1/22/2021	10,197,550
23,979,922		Belleville, NJ BANs, 2.500%, 5/15/2020	24,016,372
3,404,050		Bound Brook Borough, NJ BANs, 2.000%, 8/7/2020	3,413,275
2,600,000		Camden, NJ, (Series 2019) BANs, 2.250%, 8/14/2020	2,606,630
3,050,000		Dunellen, NJ BANs, 2.000%, 6/12/2020	3,054,636
4,086,518		Englewood Cliffs, NJ BANs, 2.000%, 2/19/2021	4,114,429
3,775,000		Harmony Township, NJ BANs, 2.500%, 4/16/2020	3,776,963
1,075,000		Helmetta, NJ, (Series A) BANs, 2.500%, 5/7/2020	1,076,279
8,500,000		Lyndhurst Township, NJ BANs, 1.875%, 9/10/2020	8,524,395
7,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-2) FRNs, 1.587% (1-month USLIBOR x 0.70 +0.480%), 1/1/2022	6,912,010
30,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-5) FRNs, 1.567% (1-month USLIBOR x 0.70 +0.460%), Mandatory Tender 1/1/2021	29,871,600
20,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-6) FRNs, 1.857% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 1/1/2023	19,707,000
14,830,000		North Wildwood, NJ BANs, 1.500%, 8/21/2020	14,846,016
4,842,000		Paulsboro, NJ, (Series B) BANs, 2.750%, 4/8/2020	4,843,404
2,275,000		Raritan Township, NJ BANs, 2.000%, 6/18/2020	2,278,754
5,837,030		Roselle, NJ BANs, 2.000%, 11/18/2020	5,864,756
3,562,500		South Hackensack, NJ BANs, 1.500%, 2/18/2021	3,571,193
3,563,035		South Toms River, NJ BANs, 2.750%, 5/22/2020	3,570,696
3,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2020	3,011,280
3,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2021	3,592,050
2,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2022	2,093,680
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Jersey—continued
$6,594,974	Union Beach, NJ BANs, 1.500%, 2/19/2021	$6,611,132
6,429,751	Wallington, NJ BANs, 1.500%, 8/21/2020	6,436,695
2,952,000	Weehawken Township, NJ BANs, 1.750%, 2/12/2021	2,965,402
2,556,378	Wenonah, NJ BANs, 1.750%, 6/10/2020	2,558,934
	TOTAL	179,515,131
	New Mexico—1.1%
5,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.875%, Mandatory Tender 10/1/2021	4,891,350
3,300,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	3,595,383
1,000,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2021	1,036,540
1,000,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2022	1,056,930
1,150,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2023	1,234,468
1,685,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2024	1,834,898
1,475,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2020	1,477,876
1,200,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2021	1,230,420
1,000,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2022	1,046,520
1,100,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2023	1,170,081
1,600,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2024	1,728,192
3,725,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2025	4,061,963
	TOTAL	24,364,621
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—11.0%
$1,465,000		Alden Village, NY, (Series 2019A) BANs, 1.750%, 9/10/2020	$1,465,176
3,022,529		Argyle, NY Central School District, (Series 2019) BANs, 2.250%, 6/5/2020	3,025,310
4,838,035		Belfast, NY Central School District, (Series 2019A) BANs, 2.000%, 12/4/2020	4,847,034
16,500,000		Chautauqua County, NY Capital Resource Corporation (NRG Energy, Inc.), Exempt Facilities Revenue Refunding Bonds (Series 2020) TOBs, 1.300%, Mandatory Tender 4/3/2023	16,124,460
3,235,000		Cortland, NY BANs, 1.750%, 11/25/2020	3,235,615
5,720,000		Cortland, NY Enlarged City School District BANs, 2.000%, 6/26/2020	5,723,661
13,584,000		Elba, NY BANs, 1.750%, 11/24/2020	13,593,373
1,896,000		Elma, NY BANs, 2.000%, 8/6/2020	1,897,801
1,890,000		Freeport Village, NY, (2020 Series A) BANs, 1.500%, 4/30/2020	1,889,641
10,540,000		Genesee Valley, NY Central School District BANs, 2.000%, 6/23/2020	10,558,550
2,950,000		Hastings, NY BANs, 2.000%, 7/2/2020	2,952,006
5,000,000		Hempstead, NY Union Free School District TANs, 2.500%, 6/25/2020	5,010,800
2,635,000		Honeoye, NY Central School District, (Series 2019) BANs, 1.500%, 6/30/2020	2,633,524
3,165,000		Island Park Village, NY BANs, 2.000%, 3/4/2021	3,173,071
3,349,170		Jamestown, NY BANs, 2.000%, 3/4/2021	3,357,710
3,475,947		Lakeland, NY Central School District of Shrub Oak BANs, 2.000%, 8/21/2020	3,479,666
20,000,000		Long Beach, NY, (Series A) BANs, 1.500%, 9/4/2020	20,021,800
12,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes) FRNs, 1.857% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 10/1/2023	11,830,200
12,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2019B) TOBs, 1.650%, Mandatory Tender 9/1/2024	11,578,320
3,015,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Series 2008A-2A) FRNs, 5.160% (SIFMA 7-day +0.450%), Mandatory Tender 6/1/2022	3,019,462
30,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2019E) BANs, 4.000%, 9/1/2020	30,203,100
10,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-2A) FRNs, (Assured Guaranty Municipal Corp. INS), 1.661% (1-month USLIBOR x 0.69 +0.570%), Mandatory Tender 4/6/2020	10,000,200
9,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs, (Assured Guaranty Municipal Corp. INS), 1.771% (1-month USLIBOR x 0.69 +0.680%), Mandatory Tender 4/6/2021	9,001,890
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$28,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 1.609% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 11/1/2022	$27,705,720
2,965,000		New York State HFA, Affordable Housing Revenue Bonds (Series 2019F Group 2) TOBs, (New York State Mortgage Agency GTD), 1.800%, Mandatory Tender 5/1/2020	2,966,453
3,500,000		Norwich, NY City School District RANs, 2.000%, 6/30/2020	3,502,345
4,360,599		Oneida, NY Public Library District BANs, 2.250%, 7/10/2020	4,366,835
4,930,779		Ossining (Village of), NY BANs, 2.000%, 9/25/2020	4,937,386
1,275,000		Rochester, NY BANs, 3.000%, 5/29/2020	1,278,621
5,000,000		Salmon River, NY CSD RANs, 2.000%, 6/26/2020	5,003,200
5,731,700		Scio, NY Central School District BANs, 1.500%, 6/26/2020	5,728,662
4,655,000		Wayland, NY BANs, 2.750%, 5/22/2020	4,661,657
2,700,000		Whitesville, NY CSD, (Series 2019) BANs, 2.000%, 6/17/2020	2,701,539
1,780,000		Windham, NY, (Series A) BANs, 2.000%, 5/20/2020	1,780,641
		TOTAL	243,255,429
		North Carolina—1.4%
850,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	833,094
9,650,000		North Carolina Capital Facilities Finance Agency (Republic Services, Inc.), (Series A) TOBs, 1.100%, Mandatory Tender 6/2/2020	9,647,394
20,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019A) FRNs, 1.543% (1-month USLIBOR x 0.67 +0.350%), Mandatory Tender 12/1/2021	19,997,000
		TOTAL	30,477,488
		Ohio—3.1%
6,205,000	[1]	Allen County, OH (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B) FRNs, 5.460% (SIFMA 7-day +0.750%), Mandatory Tender 5/1/2020	6,209,343
5,300,000		Bay Village, OH, (Series 2019) BANs, 2.500%, 6/5/2020	5,311,925
2,500,000		Harrison, OH BANs, 3.000%, 10/28/2020	2,522,525
1,270,000		Lake County, OH BANs, 3.000%, 4/2/2020	1,270,064
8,000,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	8,684,480
4,400,000		Lorain County, OH, (Series A) BANs, 3.000%, 2/6/2021	4,465,780
1,220,000		Marysville, OH, (Series C) BANs, 2.250%, 8/20/2020	1,224,819
2,255,000		North Olmsted, OH BANs, 3.000%, 4/9/2020	2,255,879
2,250,000		Obetz Village, OH, (Series B) BANs, 2.000%, 11/20/2020	2,260,080
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$13,000,000	[1]	Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2019A) FRNs, 1.527% (1-month USLIBOR x 0.70 +0.420%), Mandatory Tender 4/1/2022	$13,001,950
4,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2020B) TOBs, 5.000%, Mandatory Tender 1/15/2025	4,572,880
1,000,000		Ohio Waste Development Authority Solid Waste (Waste Management, Inc.), Revenue Bonds (Series 2002), 3.250%, 11/1/2022	1,007,390
3,375,000		Rocky River, OH BANs, 2.000%, 9/24/2020	3,387,555
6,000,000		Sycamore, OH School District BANs, 2.250%, 4/15/2020	6,002,280
1,035,000		Tiffin, OH BANs, 2.500%, 6/19/2020	1,037,846
1,225,000		Trenton, OH BANs, 2.125%, 11/12/2020	1,231,150
4,200,000		Youngstown, OH BANs, 3.000%, 7/9/2020	4,216,632
		TOTAL	68,662,578
		Oklahoma—0.3%
2,850,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Education Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2022	3,075,692
2,080,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2021	2,170,792
1,500,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2024	1,717,020
		TOTAL	6,963,504
		Pennsylvania—9.9%
8,140,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018) FRNs, 1.127% (1-month USLIBOR x 0.70 +0.480%), Mandatory Tender 11/1/2021	8,141,709
9,990,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018A) FRNs, 1.127% (1-month USLIBOR x 0.70 +0.480%), Mandatory Tender 11/1/2021	9,992,098
11,505,000	[1]	Lehigh County, PA General Purpose Authority (Muhlenberg College), College Revenue Bonds (Series 2019) FRNs, 5.290% (SIFMA 7-day +0.580%), Mandatory Tender 11/1/2024	11,516,735
5,450,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.800%, Mandatory Tender 8/15/2022	5,483,354
1,320,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.350% (1-month USLIBOR x 0.68 +0.270%), 5/1/2020	1,320,079
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,500,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.400% (1-month USLIBOR x 0.68 +0.320%), 5/3/2021	$1,501,410
1,850,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.500% (1-month USLIBOR x 0.68 +0.420%), 11/1/2021	1,853,867
3,400,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.545% (1-month USLIBOR x 0.68 +0.470%), Mandatory Tender 11/1/2021	3,406,630
5,000,000	[1]	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Bonds (Series 2018C) FRNs, 5.430% (SIFMA 7-day +0.720%), Mandatory Tender 9/1/2023	4,999,600
4,000,000		Montgomery County, PA IDA (Exelon Generation Co. LLC), PCR Refunding Bonds (Series 2002A) TOBs, 2.550%, Mandatory Tender 6/1/2020	4,004,320
1,100,000	[1]	North Penn, PA Water Authority, SIFMA Index Rate Water Revenue Refunding Bonds (Series 2019) FRNs, 4.970% (SIFMA 7-day +0.260%), 11/1/2021	1,100,880
1,200,000	[1]	North Penn, PA Water Authority, SIFMA Index Rate Water Revenue Refunding Bonds (Series 2019) FRNs, 5.170% (SIFMA 7-day +0.460%), 11/1/2023	1,200,816
4,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 2.150% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	3,983,760
50,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2014) TOBs, 1.350%, Mandatory Tender 4/1/2020	49,999,500
2,200,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series A) TOBs, 1.200%, Mandatory Tender 4/15/2020	2,199,868
2,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series B-1) TOBs, 1.200%, Mandatory Tender 4/15/2020	1,999,880
10,150,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 1.700%, Mandatory Tender 8/3/2020	10,137,617
6,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 1.217% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	5,952,120
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 5.210% (SIFMA 7-day +0.500%), 12/1/2021	4,005,120
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 5.410% (SIFMA 7-day +0.700%), 12/1/2023	5,043,100
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B) FRNs, 5.590% (SIFMA 7-day +0.880%), 12/1/2020	$3,983,840
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2018A-1) FRNs, 5.310% (SIFMA 7-day +0.600%), 12/1/2023	10,070,800
2,285,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2023	2,521,589
750,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2024	852,960
40,000,000	[1]	Pittsburgh, PA Water & Sewer Authority, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, (Assured Guaranty Municipal Corp. INS), 1.765% (1-month USLIBOR x 0.70 +0.640%), Mandatory Tender 12/1/2020	40,004,000
4,220,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes) FRNs, (Pennsylvania School District Intercept Program GTD), 1.925% (1-month USLIBOR x 0.68 +0.850%), Mandatory Tender 4/1/2021	4,221,941
6,750,000	[1]	Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2019A) FRNs, 5.310% (SIFMA 7-day +0.600%), Mandatory Tender 6/1/2024	6,745,478
13,000,000	[1]	University of Pittsburgh, Pitt Asset Notes—Higher Education Registered Series of 2019 FRNs, 5.070% (SIFMA 7-day +0.360%), 2/15/2024	13,001,690
		TOTAL	219,244,761
		South Carolina—2.6%
2,500,000	[1]	Charleston, SC Waterworks and Sewer System, Capital Improvement Revenue Bonds (Series 2006B) FRNs, 1.041% (3-month USLIBOR x 0.70 +0.370%), Mandatory Tender 1/1/2022	2,502,450
25,000,000	[1]	Patriots Energy Group Financing Agency, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 1.920% (1-month USLIBOR x 0.67 +0.860%), Mandatory Tender 2/1/2024	24,926,250
4,500,000	[2]	South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.000%, 8/1/2020	4,501,845
24,885,000	[1]	South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B) FRNs, 1.509% (1-month USLIBOR x 0.67 +0.450%), Mandatory Tender 10/1/2022	24,313,640
		TOTAL	56,244,185
		Tennessee—0.8%
16,200,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	17,504,748
		Texas—8.1%
5,000,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2020	5,116,850
2,695,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2021	2,858,721
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,500,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2022	$2,710,725
2,135,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2023	2,374,910
3,400,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2024	3,846,148
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B) TOBs, 5.000%, Mandatory Tender 1/7/2021	5,043,100
4,000,000		Cypress-Fairbanks, TX Independent School District, Variable Rate UT School Building Bonds (Series 2017A-2) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.250%, Mandatory Tender 8/15/2022	3,997,600
5,000,000		Dickinson, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2013) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.350%, Mandatory Tender 8/2/2021	4,983,550
15,000,000		Eagle Mountain-Saginaw, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2011) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2024	15,304,500
4,465,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	4,492,192
6,875,000		Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2019A) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.950%, Mandatory Tender 8/1/2022	6,891,500
4,500,000		Georgetown, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.750%, Mandatory Tender 8/1/2022	4,612,230
13,625,000		Goose Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 3.000%, Mandatory Tender 10/1/2020	13,719,149
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 5.460% (SIFMA 7-day +0.750%), 6/1/2020	1,999,940
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 5.540% (SIFMA 7-day +0.830%), 6/1/2021	3,730,702
20,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2015B) FRNs, 5.085% (SIFMA 7-day +0.375%), Mandatory Tender 4/1/2021	20,000,600
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$3,000,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019B-1) TOBs, 5.000%, Mandatory Tender 12/1/2022	$3,248,730
5,000,000	[1]	Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-1) FRNs, 5.130% (SIFMA 7-day +0.420%), Mandatory Tender 12/1/2022	4,998,600
5,000,000	[1]	Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-2) FRNs, 5.280% (SIFMA 7-day +0.570%), Mandatory Tender 12/4/2024	4,997,700
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A) FRNs, 5.610% (SIFMA 7-day +0.900%), Mandatory Tender 5/1/2020	5,001,100
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, 1.007% (1-month USLIBOR x 0.70 +0.360%), Mandatory Tender 8/1/2021	4,988,700
6,400,000	[1]	Katy, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2015C) FRNs, (Texas Permanent School Fund Guarantee Program GTD), 1.403% (1-month USLIBOR x 0.67 +0.280%), Mandatory Tender 8/16/2021	6,401,152
1,340,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2021	1,397,352
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2022	1,077,620
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2023	1,111,360
1,040,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2024	1,190,311
1,020,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2025	1,200,560
5,500,000		Mansfield, TX Independent School District, UT GO School Building Bonds (Series 2012) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.500%, Mandatory Tender 8/1/2021	5,564,845
7,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), Pollution Control Revenue Refunding Bonds (Series 1996) TOBs, 1.750%, Mandatory Tender 9/1/2020	7,007,980
10,000,000	[1]	Mission, TX Economic Development Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2018) FRNs, 5.510% (SIFMA 7-day +0.800%), Mandatory Tender 11/1/2021	10,010,700
3,675,000		Pflugerville, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2014) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.250%, Mandatory Tender 8/15/2022	3,744,458
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$4,000,000		San Antonio, TX Water System, Water System Variable Rate Junior Lien Revenue Bonds (Series 2019A) TOBs, 2.625%, Mandatory Tender 5/1/2024	$4,147,240
5,000,000		Spring Branch, TX Independent School District, Unlimited Tax Schoolhouse Bonds (Series 2013) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.550%, Mandatory Tender 6/15/2021	4,997,000
5,000,000		Texas State Transportation Commission (Central Texas Turnpike System), First Tier Revenue Refunding Put Bonds (Series 2015-A) TOBs, 5.000%, Mandatory Tender 4/1/2020	5,000,000
		TOTAL	177,767,825
		Vermont—0.7%
16,000,000		Vermont EDA (B.C. Campus Holdings LLC), Bennington College Real Estate Project (Series 2017) BANs, 2.000%, 7/1/2020	15,994,400
		Virginia—1.8%
6,705,000		Amelia County, VA IDA (Waste Management, Inc.), (Series 2002) TOBs, 2.125%, Mandatory Tender 4/1/2020	6,705,000
13,000,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds Anticipation Notes (Series 2019), 5.000%, 11/1/2023	14,131,780
3,000,000		Chesapeake, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.900%, Mandatory Tender 6/1/2023	3,070,800
4,500,000		Louisa, VA IDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.800%, Mandatory Tender 4/1/2022	4,542,120
5,000,000		Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003) TOBs, 1.700%, Mandatory Tender 10/1/2022	4,981,000
5,500,000		York County, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2009A) TOBs, 1.900%, Mandatory Tender 6/1/2023	5,627,875
		TOTAL	39,058,575
		Washington—1.4%
5,000,000		Grant County, WA Public Utilities District NO. 2: Electric System, Electric System Revenue Refunding Bonds (Series 2017N) TOBs, 2.000%, Mandatory Tender 12/2/2020	5,014,350
5,000,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds—SIFMA Index (Series 2018C) FRNs, 5.200% (SIFMA 7-day +0.490%), Mandatory Tender 11/1/2023	5,046,200
2,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019B-1) TOBs, 5.000%, Mandatory Tender 8/1/2024	2,805,700
10,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 1.720% (1-month USLIBOR x 0.67 +1.100%), Mandatory Tender 7/1/2022	10,039,700
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$7,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIFMA Index Revenue Bonds (Series 2017C) FRNs, 5.760% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	$7,147,140
		TOTAL	30,053,090
		West Virginia—0.1%
2,500,000		Roane County, WV Building Commission (Roane General Hospital), Lease Revenue Bond Anticipation Notes (Series 2019), 2.550%, 11/1/2021	2,508,050
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,979,092,523)	1,970,292,183
	[1]	SHORT-TERM MUNICIPALS—11.0%
		Alabama—2.6%
75,000		Bessemer, AL IDB (Hardwick Co., Inc.), (Series 2002) Weekly VRDNs, (Compass Bank, Birmingham LOC), 4.600%, 4/2/2020	75,000
6,800,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 0.920%, 4/1/2020	6,800,000
2,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 0.900%, 4/1/2020	2,000,000
9,900,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 0.880%, 4/1/2020	9,900,000
9,565,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-B) Daily VRDNs, 0.900%, 4/1/2020	9,565,000
10,100,000		Tuscaloosa County, AL IDA (Nucor Steel Tuscaloosa, Inc.), (1995 Series A) Weekly VRDNs, (Nucor Corp. GTD), 7.550%, 4/1/2020	10,100,000
19,500,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.900%, 4/1/2020	19,500,000
		TOTAL	57,940,000
		Florida—0.1%
1,400,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 1.100%, 4/1/2020	1,400,000
		Georgia—2.4%
7,760,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 1.020%, 4/1/2020	7,760,000
2,440,000		Bartow County, GA Development Authority (Somerset Cove Apartments, LP), (Series 2002) Weekly VRDNs, (Compass Bank, Birmingham LOC), 5.500%, 4/2/2020	2,440,000
28,600,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 1.150%, 4/1/2020	28,600,000
3,300,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Daily VRDNs, 1.500%, 4/1/2020	3,300,000
7,000,000		Monroe County, GA Development Authority (Gulf Power Co.), (Series 2019) Daily VRDNs, 1.250%, 4/1/2020	7,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$4,815,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 2008) Daily VRDNs, 1.020%, 4/1/2020	$4,815,000
		TOTAL	53,915,000
		Kansas—0.2%
3,800,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007B) Weekly VRDNs, 5.180%, 4/1/2020	3,800,000
		Louisiana—0.5%
10,000,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 7.500%, 4/1/2020	10,000,000
		New Jersey—0.0%
260,000		New Jersey EDA (Jewish Community Center on the Palisades), (Series 2016) Weekly VRDNs, (Valley National Bank LOC), 5.010%, 4/2/2020	260,000
		New York—0.6%
3,500,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.700%, 4/1/2020	3,500,000
10,050,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 0.750%, 4/1/2020	10,050,000
		TOTAL	13,550,000
		Ohio—0.6%
13,885,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), (Series 2015-B) Weekly VRENs, 7.250%, 4/2/2020	13,885,000
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 4.750%, 4/2/2020	500,000
		TOTAL	14,385,000
		Pennsylvania—1.1%
25,355,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), R-Float (Series 2017B) Weekly VRENs, 7.280%, 4/1/2020	25,355,000
		South Carolina—0.5%
2,005,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1996A) Weekly VRDNs, 7.500%, 4/1/2020	2,005,000
5,340,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1998) Weekly VRDNs, 7.500%, 4/1/2020	5,340,000
2,982,000		Darlington County, SC (Nucor Corp.), (Series 2003A) Weekly VRDNs, 7.500%, 4/1/2020	2,982,000
		TOTAL	10,327,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—1.9%
$11,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 6.100%, 4/1/2020	$11,000,000
4,300,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 1.500%, 4/1/2020	4,300,000
5,085,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 1.500%, 4/1/2020	5,085,000
1,925,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 1.540%, 4/1/2020	1,925,000
8,625,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 6.250%, 4/1/2020	8,625,000
10,000,000		Trinity River, TX Public Facilities Authority (Patriot Pointe LP), Tender Option Bond Trust Certificates (Series 2019-XF1083) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.710%, 4/2/2020	10,000,000
		TOTAL	40,935,000
		Utah—0.5%
10,000,000		Utah State Housing Corporation (Triview Apartment Associates II, LLC), Tender Option Bond Trust Certificates (Series 2019-XF1081) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.830%, 4/2/2020	10,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $241,867,000)	241,867,000
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $2,220,959,523)[3]	2,212,159,183
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(7,425,487)
		TOTAL NET ASSETS—100%	$2,204,733,696
Securities that are subject to the federal alternative minimum tax (AMT) represent 18.1% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2020, these restricted securities amounted to $8,535,645, which represented 0.4% of total net assets.
3	The cost of investments for federal tax purposes amounts to $2,220,953,628.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2020.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CSD	—Central School District
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
RANs	—Revenue Anticipation Notes
SFH	—Single Family Housing
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2020	Year Ended September 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.01	$9.98	$10.01	$9.99	$10.00	$10.05
Income From Investment Operations:
Net investment income	0.06	0.13	0.10	0.05	0.03	0.01
Net realized and unrealized gain (loss)	(0.07)	0.03	(0.03)	0.02	(0.01)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	0.16	0.07	0.07	0.02	(0.04)
Less Distributions:
Distributions from net investment income	(0.06)	(0.13)	(0.10)	(0.05)	(0.03)	(0.01)
Net Asset Value, End of Period	$9.94	$10.01	$9.98	$10.01	$9.99	$10.00
Total Return[1]	(0.13)%	1.59%	0.65%	0.74%	0.21%	(0.35)%
Ratios to Average Net Assets:
Net expenses	0.62%[2,3]	0.81%[3]	0.81%[3]	0.81%[3]	0.81%	0.80%
Net investment income	1.16%[2]	1.28%	0.94%	0.54%	0.30%	0.14%
Expense waiver/reimbursement[4]	0.10%[2]	0.13%	0.17%	0.17%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$516,349	$626,570	$661,860	$799,292	$785,216	$1,021,204
Portfolio turnover	43%	83%	87%	88%	29%	46%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.62% for the six months ended March 31, 2020, and 0.81%, 0.81% and 0.81% for the years ended September 30, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2020	Year Ended September 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.01	$9.98	$10.01	$9.99	$10.00	$10.05
Income From Investment Operations:
Net investment income	0.07	0.17	0.14	0.10	0.08	0.06
Net realized and unrealized gain (loss)	(0.07)	0.03	(0.03)	0.02	(0.01)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.00	0.20	0.11	0.12	0.07	0.01
Less Distributions:
Distributions from net investment income	(0.07)	(0.17)	(0.14)	(0.10)	(0.08)	(0.06)
Net Asset Value, End of Period	$9.94	$10.01	$9.98	$10.01	$9.99	$10.00
Total Return[1]	0.00%[2]	2.04%	1.11%	1.19%	0.66%	0.10%
Ratios to Average Net Assets:
Net expenses	0.36%[3,4]	0.36%[4]	0.36%[4]	0.36%[4]	0.35%	0.35%
Net investment income	1.40%[3]	1.72%	1.39%	0.99%	0.75%	0.59%
Expense waiver/reimbursement[5]	0.08%[3]	0.08%	0.12%	0.12%	0.16%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,669,676	$2,158,811	$1,711,181	$1,864,456	$1,518,382	$1,912,653
Portfolio turnover	43%	83%	87%	88%	29%	46%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Represents less than 0.01%.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.36% for the six months ended March 31, 2020, and 0.36%, 0.36% and 0.36% for the years ended September 30, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2020	Period Ended 9/30/2019[1]
Net Asset Value, Beginning of Period	$10.01	$10.00
Income From Investment Operations:
Net investment income	0.07	0.05
Net realized and unrealized gain (loss)	(0.07)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.00	0.06
Less Distributions:
Distributions from net investment income	(0.07)	(0.05)
Net Asset Value, End of Period	$9.94	$10.01
Total Return[2]	0.01%	0.66%
Ratios to Average Net Assets:
Net expenses	0.34%[3,4]	0.34%[3,4]
Net investment income	1.43%[3]	1.52%[3]
Expense waiver/reimbursement[5]	0.06%[3]	0.07%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,709	$12,263
Portfolio turnover	43%	83%[6]
1	Reflects operations for the period from May 29, 2019 (date of initial investment) to September 30, 2019.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34% for the six months ended March 31, 2020, and 0.34% for the period ended September 30, 2019 after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended September 30, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2020 (unaudited)
Assets:
Investment in securities, at value (identified cost $2,220,959,523)		$2,212,159,183
Cash		85,196
Receivable for shares sold		23,525,396
Income receivable		13,028,900
Receivable for investments sold		630,098
TOTAL ASSETS		2,249,428,773
Liabilities:
Payable for investments purchased	$34,140,000
Payable for shares redeemed	9,236,288
Income distribution payable	741,677
Payable for other service fees (Notes 2 and 5)	69,988
Payable for investment adviser fee (Note 5)	17,159
Payable for administrative fee (Note 5)	7,601
Payable for Directors'/Trustees' fees (Note 5)	118
Accrued expenses (Note 5)	482,246
TOTAL LIABILITIES		44,695,077
Net assets for 221,767,541 shares outstanding		$2,204,733,696
Net Assets Consists of:
Paid-in capital		$2,221,038,936
Total distributable earnings (loss)		(16,305,240)
TOTAL NET ASSETS		$2,204,733,696
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($516,349,340 ÷ 51,942,567 shares outstanding) $0.001 par value, 500,000,000 shares authorized		$9.94
Offering price per share		$9.94
Redemption proceeds per share		$9.94
Institutional Shares:
Net asset value per share ($1,669,675,602 ÷ 167,942,569 shares outstanding) $0.001 par value, 500,000,000 shares authorized		$9.94
Offering price per share		$9.94
Redemption proceeds per share		$9.94
Class R6 Shares:
Net asset value per share ($18,708,754 ÷ 1,882,405 shares outstanding) $0.001 par value, 500,000,000 shares authorized		$9.94
Offering price per share		$9.94
Redemption proceeds per share		$9.94
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2020 (unaudited)
Investment Income:
Interest			$24,433,008
Expenses:
Investment adviser fee (Note 5)		$4,141,562
Administrative fee (Note 5)		1,086,291
Custodian fees		42,722
Transfer agent fees (Notes 2 and 5)		613,872
Directors'/Trustees' fees (Note 5)		9,740
Auditing fees		17,015
Legal fees		6,808
Distribution services fee (Note 5)		261,243
Other service fees (Notes 2 and 5)		564,447
Portfolio accounting fees		147,213
Share registration costs		65,329
Printing and postage		17,130
Miscellaneous (Note 5)		21,378
TOTAL EXPENSES		6,994,750
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(891,475)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(292,497)
Reduction of custodian fees (Note 6)	(5,832)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(1,189,804)
Net expenses			5,804,946
Net investment income			18,628,062
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(6,275,156)
Net change in unrealized appreciation of investments			(13,851,258)
Net realized and unrealized gain (loss) on investments			(20,126,414)
Change in net assets resulting from operations			$(1,498,352)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2020	Year Ended 9/30/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,628,062	$41,109,841
Net realized gain (loss)	(6,275,156)	251,580
Net change in unrealized appreciation/depreciation	(13,851,258)	7,081,922
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,498,352)	48,443,343
Distributions to Shareholders:
Class A Shares	(3,509,762)	(8,061,884)
Institutional Shares	(14,931,420)	(32,958,088)
Class R6 Shares[1]	(116,402)	(24,338)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,557,584)	(41,044,310)
Share Transactions:
Proceeds from sale of shares	1,024,380,513	2,076,124,921
Net asset value of shares issued to shareholders in payment of distributions declared	14,693,224	31,903,748
Cost of shares redeemed	(1,611,928,679)	(1,690,823,864)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(572,854,942)	417,204,805
Change in net assets	(592,910,878)	424,603,838
Net Assets:
Beginning of period	2,797,644,574	2,373,040,736
End of period	$2,204,733,696	$2,797,644,574
1	The Fund's R6 Class commenced operations on May 29, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2020 (unaudited)
1. ORGANIZATION
Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund's Class R6 Shares commenced operations on May 29, 2019.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Fixed Income Securities, Inc. and Federated Hermes Municipal Ultrashort Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses
Semi-Annual Shareholder Report

are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursement and reduction of $1,189,804 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the six months ended March 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$126,089	$(42,654)
Institutional Shares	487,194	(197,594)
Class R6 Shares	589	—
TOTAL	$613,872	$(240,248)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Effective December 1, 2019, the Fund will incur or pay up to 0.15% of the maximum 0.25%. The Fund's Class A Shares will not incur or pay such other service fees to exceed 0.15% until such time as subsequently approved by the Directors.
Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$564,447
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities held at March 31, 2020, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.000%, 8/1/2020	5/18/2018	$4,500,000	$4,501,845
Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.800%, Mandatory Tender 6/1/2021	6/1/2018	$4,000,000	$4,033,800
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,859,934	$108,801,640	26,583,322	$265,714,842
Shares issued to shareholders in payment of distributions declared	337,430	3,378,275	777,257	7,769,774
Shares redeemed	(21,825,554)	(218,198,804)	(31,076,910)	(310,582,739)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(10,628,190)	$(106,018,889)	(3,716,331)	$(37,098,123)

	Six Months Ended 3/31/2020		Year Ended 9/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	89,451,264	$896,127,189	179,832,595	$1,797,664,458
Shares issued to shareholders in payment of distributions declared	1,129,080	11,308,218	2,413,692	24,133,974
Shares redeemed	(138,211,127)	(1,380,866,676)	(138,057,658)	(1,379,782,844)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(47,630,783)	$(473,431,269)	44,188,629	$442,015,588

	Six Months Ended 3/31/2020		Period Ended 9/30/2019[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,937,626	$19,451,684	1,270,750	$12,745,621
Shares issued to shareholders in payment of distributions declared	677	6,731	—	—
Shares redeemed	(1,280,874)	(12,863,199)	(45,774)	(458,281)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	657,429	$6,595,216	1,224,976	$12,287,340
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(57,601,544)	$(572,854,942)	41,697,274	$417,204,805
1	Reflects operations for the period from May 29, 2019 (date of initial investment) to September 30, 2019.
4. FEDERAL TAX INFORMATION
At March 31, 2020, the cost of investments for federal tax purposes was $2,220,953,628. The net unrealized depreciation of investments for federal tax purposes was $8,794,445. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $ 2,079,187 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,873,632.
Semi-Annual Shareholder Report

As of September 30, 2019, the Fund had a capital loss carryforward of $1,425,783 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$971,281	$454,502	$1,425,783
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended March 31, 2020, the Adviser voluntarily waived $891,475 of its fee and voluntarily reimbursed $240,248 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. Prior to December 1, 2019, the Plan provided that the Fund may incur distribution expenses at 0.25% of average daily net assets annually to compensate FSC. Effective December 1, 2019, the fee was eliminated.
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$261,243	$(52,249)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2020, FSC retained $104,293 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2020, FSC did not retain any sales charges from the sale of Class A Shares. Effective December 1, 2019, the maximum 2% sales charge imposed on Class A Shares was eliminated.
Other Service Fees
For the six months ended March 31, 2020, FSSC received $334 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended March 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $299,395,580 and $394,128,550, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 0.51%, 0.36% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2020; or (b) the date of the Fund's next effective Prospectus. Prior to December 1, 2019, the Fee limits disclosed above for the referenced share classes were 0.81%, 0.36% and 0.34%. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended March 31, 2020, the Fund's expenses were reduced by $5,832 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2020, were as follows:
Purchases	$486,479,724
Sales	$613,787,474
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2020, the Fund had no outstanding loans. During the six months ended March 31, 2020, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2020, there were no outstanding loans. During the six months ended March 31, 2020, the program was not utilized.
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10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Funds' investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 to March 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$998.70	$3.10[2]
Institutional Shares	$1,000.00	$1,000.00	$1.80
Class R6 Shares	$1,000.00	$1,000.10	$1.70
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,021.90	$3.13[2]
Institutional Shares	$1,000.00	$1,023.20	$1.82
Class R6	$1,000.00	$1,023.30	$1.72
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.62%
Institutional Shares	0.36%
Class R6 Shares	0.34%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.51% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.55 and $2.58, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Municipal Ultrashort Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Semi-Annual Shareholder Report

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year and three-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
Semi-Annual Shareholder Report

elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
In 2018, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Semi-Annual Shareholder Report

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Municipal Ultrashort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P866
CUSIP 31417P858
CUSIP 31417P817
28391 (5/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 22, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2020